Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill		$ 0
Amortization period of acquired goodwill for tax purpose	15 years
Period of projection of financial performance	5 years
Goodwill impairment charges	$ 0	$ 0	$ 0